Employees and directors, Additional Share Grants (Details) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 shares £ / shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 shares £ / shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 shares £ / shares
Number of Awards [Abstract]
Exercised (in shares)	(18,877,264)		(18,856,680)		(14,533,973)
Additional share grants [Abstract]
Share based compensation charge | $	$ 14.3		$ 17.0		$ 68.8
Additional Share Grants [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares)	446,000		3,676,000
Granted (in shares)	0		0
Exercised (in shares)	(40,000)		(15,000)
Surrendered (in shares)	0		(2,385,000)
Lapsed (in shares)	0		(830,000)
Outstanding at ending period (in shares)	406,000		446,000		3,676,000
Exercisable at ending period (in shares)		406,000		446,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £ / shares		£ 0		£ 0
Granted (in pounds per share) | £ / shares		0		0
Exercised (in pounds per share) | £ / shares		0		0
Surrendered (in pounds per share) | £ / shares		0		0
Lapsed (in pounds per share) | £ / shares		0		0
Outstanding at period end (in pounds per share) | £ / shares		0		0		£ 0
Exercisable at ending period (in pounds per share) | £ / shares		0		0
Share Based Payment, Range of Exercise Price [Abstract]
Weighted average exercise price (in pounds per share) | £ / shares		£ 0		£ 0		£ 0
Number of options (in shares)		406,000		446,000		3,676,000
Weighted average remaining contractual life (in years)	3 years 1 month 6 days		4 years 1 month 6 days
Additional Share Grants [Member] | The Attachmate Group, Inc. [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares)	446,000		461,000
Granted (in shares)	0		0
Exercised (in shares)	(40,000)		(15,000)
Surrendered (in shares)	0		0
Lapsed (in shares)	0		0
Outstanding at ending period (in shares)	406,000		446,000		461,000
Exercisable at ending period (in shares)		406,000		446,000
Share Based Payment, Range of Exercise Price [Abstract]
Number of options (in shares)		406,000		446,000		461,000
Additional share grants [Abstract]
Number of options vested (in shares)	405,917		445,917
Additional Share Grants [Member] | HPE Software Business [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares)	0		3,215,000
Granted (in shares)	0		0
Exercised (in shares)	0		0
Surrendered (in shares)	0		(2,385,000)
Lapsed (in shares)	0		(830,000)
Outstanding at ending period (in shares)	0		0		3,215,000
Exercisable at ending period (in shares)		0		0
Share Based Payment, Range of Exercise Price [Abstract]
Number of options (in shares)		0		0		3,215,000
Additional share grants [Abstract]
Share based compensation charge | $	$ 0.0		$ 3.9
Additional Share Grants [Member] | Range One [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares)	446,000
Outstanding at ending period (in shares)	406,000		446,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £ / shares		£ 0
Outstanding at period end (in pounds per share) | £ / shares		0		£ 0
Share Based Payment, Range of Exercise Price [Abstract]
Range of exercise price (in dollars per share) | £ / shares		0.00
Weighted average exercise price (in pounds per share) | £ / shares		£ 0		£ 0
Number of options (in shares)		406,000		446,000
Weighted average remaining contractual life (in years)	3 years 1 month 6 days		4 years 1 month 6 days